Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Grant revenue	$ 1,497,548	$ 2,658,836
Contract revenue	5,545,468	565,316
Total revenues	7,043,016	3,224,152
Cost of revenues	(5,313,855)	(2,544,285)
Gross profit	1,729,161	679,867
Operating expenses:
Research and development	5,086,535	5,071,179
Acquired in-process research and development	4,000,000
General and administrative	3,403,975	2,765,230
Total operating expenses	12,490,510	7,836,409
Loss from operations	(10,761,349)	(7,156,542)
Other income (expense):
Change in fair value of warrant liability	3,436,195	(3,654,770)
Interest income	1,310	1,960
Total other income (expense)	3,437,505	(3,652,810)
Net loss before income taxes	(7,323,844)	(10,809,352)
Income tax benefit	616,872	750,356
Net loss	$ (6,706,972)	$ (10,058,996)
Basic net loss per share	$ (0.32)	$ (0.65)
Diluted net loss per share	$ (0.43)	$ (0.65)
Basic weighted average common shares outstanding	20,638,421	15,463,256
Diluted weighted average common shares outstanding	23,584,944	15,463,256